Related party transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 01, 2021	Sep. 01, 2021
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 27			$ 28
PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)	35.00%	35.00%	35.00%	100.00%	100.00%
SeaMex
Related Party Transaction [Line Items]
Ownership interest ( in percent)							50.00%
SeaMex | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)			100.00%			50.00%
Seabras Sapura | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)			50.00%
SeaMex
Related Party Transaction [Line Items]
Interest income	$ 1
SeaMex | Sponsor minimum liquidity shortfall
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 8